INCOME TAXES	12 Months Ended
Feb. 29, 2020
INCOME TAXES
INCOME TAXES

17.         INCOME TAXES

Cayman Islands

The Company and Firstleap are tax-exempted companies incorporated in the Cayman Islands.

Hong Kong

TAL Hong Kong and Firstleap Hong Kong were established in Hong Kong and are subject to a two-tiered income tax rate for taxable income earned in Hong Kong effectively since April 1, 2018. The first 2 million Hong Kong dollars of profits earned by a company are subject to be taxed at an income tax rate of 8.25%, while the remaining profits will continue to be taxed at the existing tax rate, 16.5%. No provision for Hong Kong profits tax has been made in the consolidated financial statements as it has no assessable income for the years ended February 28, 2018, 2019 and February 29, 2020.

PRC

Effective from January 1, 2008, a new Enterprise Income Tax Law, or (“the New EIT Law”), combined the previous income tax laws for foreign invested and domestic invested enterprises in the PRC by the adoption of a unified tax rate of 25% for most enterprises with the following exceptions.

TAL Beijing was qualified as a High and New Technology Enterprises (“HNTE”) and was accordingly entitled to a preferential tax rate of 15% from calendar years 2014 through 2019 and is expected to be subject to an EIT rate of 15% as long as it maintains its status as an HNTE. TAL Beijing applied for Key Software Enterprise status for calendar year 2018 and was approved in June 2019 which entitled TAL Beijing at the preferential tax rate of 10%. TAL Beijing applied 10% for calendar year 2018 under the qualification of Key Software Enterprise and 15% for calendar year 2019 as a HNTE. For calendar year 2019, TAL Beijing applied for the qualification of Key Software Enterprise to enjoy the preferential tax rate of 10%, which is still subject to the review by the tax authorities.

17.         INCOME TAXES - continued

PRC - continued

Yidu Huida was qualified as a HNTE and was accordingly entitled to a preferential tax rate of 15% from calendar years 2015 through 2020 and is expected to be subject to an EIT rate of 15% as long as it maintains its status as a HNTE. Yidu Huida applied for Key Software Enterprise status for calendar year 2016, 2017 and 2018 and was approved in May 2017, July 2018 and June 2019, respectively, which entitled Yidu Huida at the preferential tax rate of 10%. Accordingly, Yidu Huida applied 10% for calendar year 2016 to 2018 under the qualification of Key Software Enterprise and 15% for calendar year 2019 as a HNTE. For calendar year 2019, Yidu Huida applied for the qualification of Key Software Enterprise to enjoy the preferential tax rate of 10%, which is still subject to the review by the tax authorities.

Beijing Xintang Sichuang was qualified as “Newly Established Software Enterprise” in calendar year 2013 and therefore was entitled to a two-year exemption from EIT and a further reduction to 12.5% from calendar years 2015 through 2017. It applied and was qualified as a HNTE and was subject to an EIT rate of 15% from calendar years 2017 through 2019. It is expected to be subject to an EIT rate of 15% as long as it maintains its status as a HNTE. Beijing Xintang Sichuang applied for Key Software Enterprise status for calendar year 2018 and was approved in June 2019 which entitled Beijing Xintang Sichuang at the preferential tax rate of 10%.Beijing Xintang Sichuang applied an EIT rate of 10% for calendar year 2018 under the qualification of Key Software Enterprise and an EIT rate of 15% for calendar year 2019 as a HNTE. For calendar year 2019, Xintang Sichuang applied for the qualification of Key Software Enterprise to enjoy the preferential tax rate of 10%, which is still subject to the review by the tax authorities.

Beijing Yinghe Youshi Technology Co., Ltd. ("Yinghe Youshi") was also qualified as HNTE and was accordingly entitled to a preferential tax rate of 15% from calendar years 2016 through 2021. It is expected to be subject to an EIT rate of 15% as long as it maintains its status as a HNTE.

Yizhen Xuesi was qualified as “Newly Established Software Enterprise” in calendar year 2017 and therefore it was entitled to a two-year exemption from EIT and a further reduction of tax rate to 12.5% from calendar years 2019 through 2021.

Beijing Lebai Information Consulting Co., Ltd. ("Lebai Information") was qualified as "Newly Established Software Enterprise" in calendar year 2018 and therefore it was entitled to a two-year exemption from EIT and a further reduction of tax rate to 12.5% from calendar years 2020 through 2022.

Provision (credit) for income tax consisted of the following:

	For the year ended	For the year ended	For the year ended
	February 28,	February 28,	February 29,
	2018	2019	2020

Current
- PRC income tax expenses	$48,958	$94,722	$127,731
Deferred
- PRC income tax expenses	(4,305)	(18,218)	(58,403)

Total	$44,653	$76,504	$69,328

17.         INCOME TAXES - continued

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Group’s deferred tax assets and liabilities were as follows:

	As of	As of
	February 29,	February 29,
	2019	2020
Deferred tax assets:
Prepaid rental and advertising	9,763	50,187
Property and equipment	1,877	2,576
Impairment loss on long-term investments	6,563	4,559
Others	8,121	19,526
Tax losses carry-forward	44,376	84,007
Less: valuation allowance	(41,521)	(81,321)

Deferred tax assets, net	$29,179	$79,534

Deferred tax liabilities:
Intangible assets	8,869	6,984
Property and equipment	249	805
Long-term investments	8,620	—

Deferred tax liabilities	$17,738	$7,789

As of February 29, 2020, the Group had operating loss carry-forward of $84,007 from entities in PRC, which will expire on various dates from the end of calendar year 2020 to the end of calendar year 2025. The Company operates its business through its subsidiaries, its VIEs and VIEs' subsidiaries and schools. The Group does not file combined or consolidated tax returns, therefore, losses from individual subsidiaries or the VIEs and their subsidiaries and schools may not be used to offset other subsidiaries' or VIEs' earnings within the Group. Valuation allowance is considered on each individual subsidiary and VIE basis. Valuation allowance of $41,521 and $81,321 had been established as of February 28, 2019 and February 29, 2020, respectively, in respect of certain deferred tax assets as it is considered more likely than not that the relevant deferred tax assets will not be realized in the foreseeable future.

Under U.S. GAAP, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting amounts over tax basis amounts, including those differences attributable to a more than 50% interest in a domestic subsidiary. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. The Company has not recorded any such deferred tax liability attributable to the undistributed earnings of its financial interest in VIEs because it believes such excess earnings can be distributed in a manner that would not be subject to income tax.

17.         INCOME TAXES - continued

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes. The Group has concluded that there are no significant uncertain tax positions requiring recognition in financial statements for the years ended February 28, 2018, 2019 and February 29, 2020. The Group did not incur any significant interest and penalties related to potential underpaid income tax expenses and also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months. The Group has no material unrecognized tax benefits which would favorably affect the effective income tax rate in future years.

According to the PRC Tax Administration and Collection Law, the tax authority may require the taxpayer or the withholding agent to make delinquent tax payment within three years if the underpayment of taxes is resulted from the tax authority’s act or error. No late payment surcharge will be assessed under such circumstances. The statute of limitation will be three years if the underpayment of taxes is due to the computational errors made by the taxpayer or the withholding agent. Late payment surcharge will be assessed in such case. The statute of limitation will be extended to five years under special circumstances which are not clearly defined (but an underpayment of tax liability exceeding RMB0.1 million is specifically listed as a “special circumstance”). The statute of limitation for transfer pricing related issue is ten years. There is no statute of limitation in the case of tax evasion. Therefore, the Group is subject to examination by the PRC tax authorities based on the above.

Reconciliation between the provision for income taxes computed by applying the PRC EIT rates of 25% in fiscal year 2018, 2019 and 2020 to income before provision for income tax and the actual provision for income tax was as follows:

	For the year ended	For the year ended	For the year ended
	February 28,	February 28,	February 29,
	2018	2019	2020

Income before provision for income tax	$246,994	$457,204	$(50,653)
PRC statutory income tax rate	25%	25%	25%

Income tax at statutory income tax rate	61,748	114,301	(12,663)
Effect of non-deductible and super deduction expenses	(2,244)	(6,252)	(18,117)
Effect of income tax exemptions and preferential tax rates	(37,390)	(45,625)	(36,750)
Effect of income tax rate difference in other jurisdictions	14,949	5,214	97,058
Change in valuation allowance	7,590	8,866	39,800

Provision for income tax	$44,653	$76,504	$69,328

17.         INCOME TAXES - continued

If Yidu Huida, TAL Beijing, Beijing Xintang Sichuang, Yinghe Youshi, Lebai Information and Yizhen Xuesi did not enjoy income tax exemptions and preferential tax rates for the years ended February 28, 2018, 2019 and February 29, 2020, the increase in income tax expenses and net income/(loss) per share amounts would be as follows:

	For the year ended	For the year ended	For the year ended
	February 28,	February 28,	February 29,
	2018	2019	2020

Increase in income tax expenses	$37,390	$45,625	$36,750
Net income / (loss) per common share-basic	$0.90	$1.69	$(0.74)
Net income / (loss) per common share-diluted	$0.82	$1.61	$(0.74)

New EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the New EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc., occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed a resident enterprise, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income tax at a rate of 25% with the statute subject to the determination by PRC tax authorities.

If the Company were to be non-resident for PRC tax purpose, dividends paid to it out of profits earned after January 1, 2008 would be subject to a withholding tax. In the case of dividends paid by PRC subsidiaries, the withholding tax would be 10%.

The Chinese tax authorities clarified that distributions made out of earnings prior to but distributed after January 1, 2008 will not be subject to withholding tax. The aggregate undistributed earnings of the Company’s subsidiaries, VIEs and VIEs’ subsidiaries and schools located in the PRC that are available for distribution are $1,337,157 and $1,807,724 as of February 28, 2019 and February 29, 2020, respectively. Upon distribution of such earnings, the Company will be subject to PRC taxes, the amount of which is impractical to estimate. The Company did not record any withholding tax on any of the aforementioned undistributed earnings because it intends to permanently reinvest all earnings in China and the aforementioned subsidiaries do not intend to declare dividends to the Company.